Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2024
USM-NPRT1-1224
1.9898257.104
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	4,072	954,884
UNITED STATES - 99.3%
Communication Services - 8.7%
Diversified Telecommunication Services - 0.9%
AT&T Inc	33,288	750,312
Verizon Communications Inc	18,486	778,815
		1,529,127
Entertainment - 0.9%
Electronic Arts Inc	2,041	307,885
Netflix Inc (b)	1,726	1,304,908
		1,612,793
Interactive Media & Services - 6.0%
Alphabet Inc Class A	37,034	6,336,888
Meta Platforms Inc Class A	7,657	4,345,960
		10,682,848
Media - 0.6%
Comcast Corp Class A	17,582	767,806
Fox Corp Class A	6,042	253,764
		1,021,570
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	2,695	601,415
TOTAL COMMUNICATION SERVICES		15,447,753

Consumer Discretionary - 9.9%
Diversified Consumer Services - 0.8%
H&R Block Inc	24,433	1,459,383
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings Inc	484	2,263,305
McDonald's Corp	7,483	2,185,859
		4,449,164
Household Durables - 2.5%
Lennar Corp Class A	8,610	1,466,283
NVR Inc (b)	169	1,546,825
PulteGroup Inc	11,266	1,459,285
		4,472,393
Specialty Retail - 4.1%
AutoZone Inc (b)	490	1,474,410
Home Depot Inc/The	7,107	2,798,382
O'Reilly Automotive Inc (b)	1,401	1,615,549
Williams-Sonoma Inc	9,856	1,321,985
		7,210,326
TOTAL CONSUMER DISCRETIONARY		17,591,266

Consumer Staples - 5.7%
Household Products - 2.9%
Colgate-Palmolive Co	13,990	1,311,003
Kimberly-Clark Corp	9,330	1,251,899
Procter & Gamble Co/The	14,716	2,430,789
		4,993,691
Personal Care Products - 0.8%
BellRing Brands Inc (b)	22,619	1,489,009
Tobacco - 2.0%
Altria Group Inc	28,431	1,548,352
Philip Morris International Inc	14,855	1,971,259
		3,519,611
TOTAL CONSUMER STAPLES		10,002,311

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Chord Energy Corp	9,209	1,152,046
Coterra Energy Inc	61,501	1,471,104
DT Midstream Inc	20,344	1,834,012
Valero Energy Corp	10,674	1,385,058
		5,842,220
Financials - 13.5%
Consumer Finance - 1.0%
Synchrony Financial	31,380	1,730,292
Financial Services - 7.9%
Corebridge Financial Inc	53,400	1,696,518
Essent Group Ltd	24,162	1,449,962
Jackson Financial Inc	17,412	1,740,329
Mastercard Inc Class A	5,886	2,940,587
MGIC Investment Corp	60,382	1,511,965
Radian Group Inc	41,456	1,447,229
Visa Inc Class A	10,723	3,108,062
		13,894,652
Insurance - 4.6%
Arch Capital Group Ltd	16,266	1,603,177
Everest Group Ltd	4,103	1,459,068
Hartford Financial Services Group Inc/The	14,286	1,577,746
Progressive Corp/The	8,722	2,117,963
Reinsurance Group of America Inc	6,760	1,426,901
		8,184,855
TOTAL FINANCIALS		23,809,799

Health Care - 10.8%
Biotechnology - 4.5%
AbbVie Inc	11,639	2,372,844
Amgen Inc	5,043	1,614,567
Regeneron Pharmaceuticals Inc (b)	1,352	1,133,246
United Therapeutics Corp (b)	3,485	1,303,285
Vertex Pharmaceuticals Inc (b)	3,020	1,437,460
		7,861,402
Health Care Providers & Services - 2.5%
Centene Corp (b)	15,806	984,081
Cigna Group/The	4,233	1,332,591
McKesson Corp	2,170	1,086,280
Molina Healthcare Inc (b)	3,353	1,077,051
		4,480,003
Pharmaceuticals - 3.8%
Eli Lilly & Co	3,968	3,292,408
Johnson & Johnson	14,807	2,367,047
Royalty Pharma PLC Class A	39,676	1,071,252
		6,730,707
TOTAL HEALTH CARE		19,072,112

Industrials - 9.8%
Aerospace & Defense - 1.1%
Lockheed Martin Corp	3,648	1,991,990
Machinery - 4.4%
Allison Transmission Holdings Inc	18,782	2,007,045
Mueller Industries Inc	23,872	1,956,788
PACCAR Inc	18,493	1,928,449
Snap-on Inc	5,958	1,966,915
		7,859,197
Professional Services - 3.4%
Automatic Data Processing Inc	7,534	2,179,134
Paychex Inc	13,820	1,925,541
Verisk Analytics Inc	6,647	1,826,064
		5,930,739
Trading Companies & Distributors - 0.9%
Boise Cascade Co	12,202	1,623,232
TOTAL INDUSTRIALS		17,405,158

Information Technology - 29.4%
Communications Equipment - 1.3%
Arista Networks Inc (b)	3,162	1,221,923
Motorola Solutions Inc	2,525	1,134,609
		2,356,532
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	16,633	1,114,744
IT Services - 2.9%
Akamai Technologies Inc (b)	8,736	883,035
Amdocs Ltd	9,502	833,753
Cognizant Technology Solutions Corp Class A	11,936	890,306
GoDaddy Inc Class A (b)	6,019	1,003,969
IBM Corporation	7,197	1,487,764
		5,098,827
Semiconductors & Semiconductor Equipment - 12.1%
Applied Materials Inc	6,766	1,228,570
Broadcom Inc	19,832	3,366,879
Cirrus Logic Inc (b)	6,657	731,072
KLA Corp	1,487	990,684
Lam Research Corp	13,812	1,026,922
NVIDIA Corp	89,028	11,819,357
QUALCOMM Inc	8,506	1,384,522
Skyworks Solutions Inc	7,802	683,299
		21,231,305
Software - 11.5%
ACI Worldwide Inc (b)	17,509	861,443
Cadence Design Systems Inc (b)	3,917	1,081,562
CommVault Systems Inc (b)	5,477	855,453
Crowdstrike Holdings Inc Class A (b)	4,268	1,267,041
Dolby Laboratories Inc Class A	10,382	756,848
Dropbox Inc Class A (b)	34,629	895,160
Fair Isaac Corp (b)	579	1,154,011
Gen Digital Inc	32,949	959,145
Microsoft Corp	26,609	10,812,567
Qualys Inc (b)	5,796	691,114
Zoom Video Communications Inc Class A (b)	14,181	1,059,888
		20,394,232
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc Class C	8,124	1,004,370
NetApp Inc	7,091	817,663
		1,822,033
TOTAL INFORMATION TECHNOLOGY		52,017,673

Materials - 2.5%
Chemicals - 0.9%
CF Industries Holdings Inc	18,779	1,544,197
Metals & Mining - 1.6%
Nucor Corp	9,638	1,367,054
Steel Dynamics Inc	11,384	1,485,612
		2,852,666
TOTAL MATERIALS		4,396,863

Real Estate - 2.7%
Health Care REITs - 0.9%
Omega Healthcare Investors Inc	37,862	1,607,999
Specialized REITs - 1.8%
Public Storage Operating Co	5,056	1,663,728
VICI Properties Inc	46,848	1,487,892
		3,151,620
TOTAL REAL ESTATE		4,759,619

Utilities - 3.0%
Gas Utilities - 1.1%
National Fuel Gas Co	32,725	1,980,844
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp	26,316	3,288,448
TOTAL UTILITIES		5,269,292

TOTAL UNITED STATES		175,614,066
TOTAL COMMON STOCKS (Cost $158,027,103)		176,568,950

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (e) (Cost $5,983)	5.08	6,000	5,984

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $185,009)	4.87	184,972	185,009

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $158,218,095)	176,759,943
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	148,553
NET ASSETS - 100.0%	176,908,496

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	11	Dec 2024	315,618	210	210

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $34,984 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,984.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	186,494	1,201,537	1,203,022	2,199	-	-	185,009	0.0%
Total	186,494	1,201,537	1,203,022	2,199	-	-	185,009

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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